HC Advisors Shares | The Short-Term Municipal Bond Portfolio
The Short-Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Advisors Shares The Short-Term Municipal Bond Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Advisors Shares The Short-Term Municipal Bond Portfolio
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.52%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	HC Advisors Shares The Short-Term Municipal Bond Portfolio
1 Year	53
3 Years	167
5 Years	291
10 Years	653

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 22.24% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio’s principal investment strategy is to invest at least 80% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Call/Prepayment Risk – Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a municipal security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the municipal securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.
  Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of municipal securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
  Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on March 1, 2006. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2012 through September 30, 2012 (non-annualized) was 1.50%.

Best quarter:	4th Qtr. 2008	2.56%
Worst quarter:	4th Qtr. 2010	(0.83)%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns HC Advisors Shares The Short-Term Municipal Bond Portfolio	One Year	Five Years	Since Inception	Inception Date
HC Strategic Shares	3.01%	3.49%	3.41%	Mar. 01, 2006
HC Strategic Shares - After Taxes on Distributions	2.98%	3.46%	3.39%	Mar. 01, 2006
HC Strategic Shares - After Taxes on Distributions and Sale of Portfolio Shares	2.74%	3.39%	3.33%	Mar. 01, 2006
BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.36%	3.54%	3.53%	Mar. 01, 2006

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.